Fees and Expenses - Saba Opportunistically Hedged Closed-End Funds ETF	Nov. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (Interest Expense)	0.19%
Acquired Fund Fees and Expenses	1.32%
Total Annual Fund Operating Expenses[1]	2.61%

[1] The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$264	$811	$1,385	$2,944

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2025, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	44.00%